PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 98.0%
Common Stocks
Auto Components 1.7%
Aptiv PLC*	3,163	$432,003
Automobiles 3.5%
Tesla, Inc.*	982	919,859
Equity Real Estate Investment Trusts (REITs) 5.3%
American Tower Corp.	1,617	406,676
SBA Communications Corp.	2,982	970,462
		1,377,138
Health Care Equipment & Supplies 2.4%
Intuitive Surgical, Inc.*	2,202	625,764
Interactive Media & Services 3.2%
Alphabet, Inc. (Class C Stock)*	305	827,761
Internet & Direct Marketing Retail 2.1%
Amazon.com, Inc.*	182	544,448
IT Services 9.3%
Adyen NV (Netherlands), 144A*	257	521,613
Shopify, Inc. (Canada) (Class A Stock)*	590	568,901
Snowflake, Inc. (Class A Stock)*	3,183	878,190
Twilio, Inc. (Class A Stock)*	2,202	453,876
		2,422,580
Life Sciences Tools & Services 1.5%
Mettler-Toledo International, Inc.*	264	388,787
Real Estate Management & Development 4.5%
CBRE Group, Inc. (Class A Stock)*	11,486	1,163,991
Semiconductors & Semiconductor Equipment 29.6%
Ambarella, Inc.*	4,050	567,607
Broadcom, Inc.	3,100	1,816,228
Infineon Technologies AG (Germany)	7,029	290,133
Lam Research Corp.	665	392,297
Marvell Technology, Inc.	1,730	123,522
MaxLinear, Inc.*	10,319	619,346

PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
NVIDIA Corp.	9,879	$2,418,972
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	11,925	1,462,363
		7,690,468
Software 24.9%
Adobe, Inc.*	2,128	1,136,991
Atlassian Corp. PLC (Class A Stock)*	1,465	475,158
HashiCorp, Inc. (Class A Stock)*	2,870	190,539
HubSpot, Inc.*	451	220,449
Microsoft Corp.	7,129	2,216,977
salesforce.com, Inc.*	4,259	990,771
Unity Software, Inc.*	2,594	272,759
Workday, Inc. (Class A Stock)*	2,815	712,223
Zscaler, Inc.*	947	243,483
		6,459,350
Technology Hardware, Storage & Peripherals 10.0%
Apple, Inc.	14,886	2,601,776

Total Long-Term Investments (cost $17,584,052)		25,453,925

Short-Term Investment 1.7%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $432,339)	432,339	432,339

TOTAL INVESTMENTS 99.7% (cost $18,016,391)		25,886,264
Other assets in excess of liabilities 0.3%		79,103

Net Assets 100.0%		$25,965,367

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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